UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------

       This Amendment (Check only one): |_|  is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:   028-12189
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          May 15, 2009
------------------------------     ------------------       ------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             1
                                                  ------------------------------

Form 13F Information Table Entry Total:                        21
                                                  ------------------------------

Form 13F Information Table Value Total:                     $99,126
                                                  ------------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name
1        28-12188                 Starwood Capital Group Management, LLC
-        --------                 --------------------------------------


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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                              FORM 13F
                                                    Quarter Ended March 31, 2009


                                                        VALUE     SHRS/OR    SH/  PUT/ INVSTMT     OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS TITLE     CUSIP   (x$1,000)   PRN AMT    PRN  CALL DSCRETN     MANAGERS    SOLE    SHARED   NONE
--------------------------  ---------------  --------- -------- -----------  ---  ---- -------     --------  --------- ------- -----
ALEXANDERS INC                   COM         014752109    1,336      7,844   SH           SOLE                7,844
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAMPUS CMNTYS INC       COM         024835100   10,574    609,100   SH           SOLE              609,100
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ANNALY CAP MGMT INC              COM         035710409    3,029    218,400   SH           SOLE              218,400
------------------------------------------------------------------------------------------------------------------------------------
BRANDYWINE RLTY TR           SH BEN INT NEW  105368203    8,707  3,055,214   SH           SOLE            3,055,214
------------------------------------------------------------------------------------------------------------------------------------
CAMDEN PPTY TR                SH BEN INT     133131102    6,032    279,500   SH           SOLE              279,500
------------------------------------------------------------------------------------------------------------------------------------
CEDAR SHOPPING CTRS INC        COM NEW       150602209       65     37,300   SH           SOLE               37,300
------------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP AMER NEW      COM NEW       22025Y407    6,564    512,390   SH           SOLE              512,390
------------------------------------------------------------------------------------------------------------------------------------
EQUITY LIFESTYLE PPTYS INC       COM         29472R108   10,537    276,572   SH           SOLE              276,572
------------------------------------------------------------------------------------------------------------------------------------
JONES LANG LASALLE INC           COM         48020Q107    2,617    112,500   SH           SOLE              112,500
------------------------------------------------------------------------------------------------------------------------------------
KILROY RLTY CORP                 COM         49427F108    3,594    209,057   SH           SOLE              209,057
------------------------------------------------------------------------------------------------------------------------------------
MAGUIRE PPTYS INC                COM         559775101      268    372,488   SH           SOLE              372,488
------------------------------------------------------------------------------------------------------------------------------------
MEDICAL PPTYS TRUST INC          COM         58463J304    1,718    470,800   SH           SOLE              470,800
------------------------------------------------------------------------------------------------------------------------------------
NRDC ACQUISITION CORP        UNIT 99/99/9999 62941R201    4,819    499,900   SH           SOLE              499,900
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ORIENT-EXPRESS HOTELS LTD        CL A        G67743107    5,911  1,441,800   SH       SHARED-OTHER 1                    1,441,800
------------------------------------------------------------------------------------------------------------------------------------
POST PPTYS INC                   COM         737464107    5,737    565,759   SH           SOLE              565,759
------------------------------------------------------------------------------------------------------------------------------------
PROLOGIS                      SH BEN INT     743410102    1,625    250,000   SH           SOLE              250,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                   DJ US REAL EST  464287739    3,819    150,000   SH   PUT     SOLE              150,000
------------------------------------------------------------------------------------------------------------------------------------
SENIOR HSG PPTYS TR           SH BEN NT      81721M109    3,702    264,050   SH           SOLE              264,050
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SIMON PPTY GROUP INC NEW         COM         828806109    6,527    188,425   SH           SOLE              188,425
------------------------------------------------------------------------------------------------------------------------------------
THOMAS PPTYS GROUP INC           COM         884453101    2,712  2,298,017   SH           SOLE            2,298,017
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UDR INC                          COM         902653104    9,233  1,072,300   SH           SOLE            1,072,300
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